Financing Arrangements - Term loan (Details)					12 Months Ended
	Oct. 31, 2018 USD ($)	Dec. 21, 2017 USD ($)	Nov. 10, 2016 USD ($)	Feb. 03, 2016 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Financing Arrangements
Face amount of debt				$ 25,000,000
Repayment of accrued interest						$ 9,321,500
Deferred financing costs					$ 4,557,025
Debt issuance costs written off					875,576	4,981,624
CIT Bank, N.A. Term Loan
Financing Arrangements
Proceeds from secured debt			$ 117,500,000	$ 160,000,000
Quarterly principal payment, as a percent				0.625%
Debt instrument term		5 years		6 years
Effective interest rate (as percent)							6.00%
Debt issuance costs			4,000,000			3,126,000	$ 5,734,332
Face amount of debt		$ 327,500,000
Minimum leverage ratio, first period		4.75
Minimum leverage ratio, second period		4.5
Minimum fixed charge coverage ratio		1.25
Deferred financing costs	$ 5,627,508				$ 4,557,025	6,894,816
Debt issuance costs written off	875,576
CIT Bank, N.A. Term Loan | Selling, general and administrative expenses
Financing Arrangements
Debt modification costs expensed			$ 398,558			389,234
CIT Bank, N.A. Term Loan | Other Nonoperating Income (Expense) [Member]
Financing Arrangements
Debt modification costs expensed						$ 4,981,624
CIT Bank, N.A. Term Loan | ABR
Financing Arrangements
Margin rate, as a percent				4.00%
CIT Bank, N.A. Term Loan | London Interbank Offered Rate (LIBOR) [Member]
Financing Arrangements
Margin rate, as a percent				5.00%
Term A Loan
Financing Arrangements
Quarterly principal payment, as a percent		0.6925%
Effective interest rate (as percent)					6.09%	5.25%
Leverage ratio threshold		2.00
Face amount of debt		$ 277,500,000
Repayment of principal	42,278,907
Repayment of accrued interest	1,492,597
Term A Loan | ABR | Entity Leverage Ratio In Category One Per Loan Agreement [Member]
Financing Arrangements
Margin rate, as a percent		2.75%
Term A Loan | ABR | Entity Leverage Ratio In Category Two Per Loan Agreement [Member]
Financing Arrangements
Margin rate, as a percent		2.25%
Term A Loan | London Interbank Offered Rate (LIBOR) [Member] | Entity Leverage Ratio In Category One Per Loan Agreement [Member]
Financing Arrangements
Margin rate, as a percent		3.75%
Term A Loan | London Interbank Offered Rate (LIBOR) [Member] | Entity Leverage Ratio In Category Two Per Loan Agreement [Member]
Financing Arrangements
Margin rate, as a percent		3.25%
Term B Loan
Financing Arrangements
Quarterly principal payment, as a percent		0.25%
Effective interest rate (as percent)					6.59%	5.75%
Face amount of debt		$ 50,000,000
Repayment of principal	7,721,093
Repayment of accrued interest	295,327
Term B Loan | ABR
Financing Arrangements
Margin rate, as a percent					3.25%
Term B Loan | London Interbank Offered Rate (LIBOR) [Member]
Financing Arrangements
Margin rate, as a percent					4.25%
Revolving Credit Facility [Member]
Financing Arrangements
Debt instrument term				5 years
Leverage ratio threshold		2.00
Debt issuance costs		$ 437,500		$ 1,075,187
Repayment of principal	50,000,000
Repayment of accrued interest	$ 1,787,924
Revolving Credit Facility [Member] | ABR | Entity Leverage Ratio In Category One Per Loan Agreement [Member]
Financing Arrangements
Margin rate, as a percent		2.75%
Revolving Credit Facility [Member] | ABR | Entity Leverage Ratio In Category Two Per Loan Agreement [Member]
Financing Arrangements
Margin rate, as a percent		2.25%
Revolving Credit Facility [Member] | London Interbank Offered Rate (LIBOR) [Member] | Entity Leverage Ratio In Category One Per Loan Agreement [Member]
Financing Arrangements
Margin rate, as a percent		3.75%
Revolving Credit Facility [Member] | London Interbank Offered Rate (LIBOR) [Member] | Entity Leverage Ratio In Category Two Per Loan Agreement [Member]
Financing Arrangements
Margin rate, as a percent		3.25%